Stockholders' Equity (Number Of Shares Of Common Stock) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Equity [Abstract]
Common Stock, Issued, Beginning Balance	201,283,063	200,980,752
Common Stock, Less Treasury, Beginning Balance	(4,778,644)	(414,261)	(320,438)
Common stock Outstanding, Beginning balance	200,868,802	200,660,314
Restricted/performance shares issued, Issued	873,842	272,702
Restricted/performance shares issued, Outstanding	873,842	272,702
Repurchase of common stock	(4,006,941)
Shares held to cover taxes on vesting restricted shares and other, Less Treasury	(357,442)	(93,823)
Shares held to cover taxes on vesting restricted shares and other, Outstanding	(357,442)	(93,823)
Employee stock purchase plan participation, Issued	25,490	29,609
Employee stock purchase plan participation, Outstanding	25,490	29,609
Common Stock, Issued, Ending Balance	202,182,395	201,283,063	200,980,752
Common Stock, Less Treasury, Ending Balance	(4,778,644)	(414,261)	(320,438)
Common stock Outstanding, Ending balance	197,403,751	200,868,802	200,660,314